Finance Receivables Summary by those Evaluated Collectively and Individually (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	$ 71.1	$ 114.4
Allowance for impaired finance receivables determined individually	13.0	27.9
Recorded investment for finance receivables evaluated collectively	8,245.2	7,173.3
Allowance for finance receivables determined collectively	111.4	102.3
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	3.6	18.4
Allowance for impaired finance receivables determined individually	2.2	2.2
Recorded investment for finance receivables evaluated collectively	1,537.4	1,498.7
Allowance for finance receivables determined collectively	9.6	9.5
Retail | Customer
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	67.4	95.6
Allowance for impaired finance receivables determined individually	10.8	25.6
Recorded investment for finance receivables evaluated collectively	5,278.2	4,454.8
Allowance for finance receivables determined collectively	88.4	80.9
Retail | Dealer
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment for impaired finance receivables evaluated individually	0.1	0.4
Allowance for impaired finance receivables determined individually		0.1
Recorded investment for finance receivables evaluated collectively	1,429.6	1,219.8
Allowance for finance receivables determined collectively	$ 13.4	$ 11.9